Summary of Significant Accounting Policies (Details 3) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee benefit expenses
Employee benefit expenses	¥ 23,919	¥ 20,553	¥ 17,568
The PRC
Income tax
Withholding tax rate payable by foreign-invested entities (as a percent)	10.00%
Withholding tax rate payable by foreign-invested entities with parent company incorporated in specified jurisdiction (as a percent)	5.00%
Minimum percentage of equity interests held by the holding entity in foreign invested enterprise to be considered to be subject to 5% withholding tax rate	25.00%